Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting
Segment Reporting

33.  Segment Reporting

There are two operating and reportable segments in the Group (defined in Note1 (a)), including “BIGO” and “All other” for the years ended December 31, 2022, 2023 and 2024. BIGO segment is the Group’s core business segment which primarily includes some of our social entertainment platforms including Bigo Live, Likee, imo and others. All other segment is the Group’s other business segment which primarily includes our social entertainment platform Hago, our smart commerce platform Shopline, certain audio live streaming platforms, and others. The CODM measures the performance of each segment based on metrics of revenues and net income and uses these results to evaluate the performance of, and to allocate resources to, each of the segments.

The CODM does not evaluate operating segments using asset or liability information.

33.  Segment Reporting (continued)

(a)The following table presents summary information by segment:

For the year ended December 31, 2024:

	BIGO	All other	Elimination(1)	Total
	US$	US$	US$	US$

Net revenues
Live streaming	1,699,591	88,430	—	1,788,021
Others	288,749	162,597	(1,579)	449,767

Total net revenues	1,988,340	251,027	(1,579)	2,237,788

Cost of revenues(2)	(1,273,805)	(158,094)	314	(1,431,585)

Gross profit	714,535	92,933	(1,265)	806,203
Operating expenses(2)
Research and development expenses	(172,262)	(107,402)	924	(278,740)
Sales and marketing expenses	(247,722)	(85,711)	99	(333,334)
General and administrative expenses	(57,529)	(95,230)	242	(152,517)
Goodwill impairment	—	(454,935)	—	(454,935)

Total operating expenses	(477,513)	(743,278)	1,265	(1,219,526)

Gain on deconsolidation and disposal of subsidiaries	—	1,643	—	1,643
Other income	3,877	2,178	—	6,055

Operating income (loss)	240,899	(646,524)	—	(405,625)

Interest expense	(5,728)	(3,239)	4,120	(4,847)
Interest income and investment income	55,709	123,967	(4,120)	175,556
Foreign currency exchange gains (losses), net	1,453	(689)	—	764
(Loss) gain on fair value changes of investment	(33)	6,669	—	6,636

Income (loss) before income tax (expenses) benefits	292,300	(519,816)	—	(227,516)

Income tax (expenses) benefits	(19,571)	6,086	—	(13,485)

Income (loss) before share of loss in equity method investments, net of income taxes	272,729	(513,730)	—	(241,001)

Share of loss in equity method investments, net of income taxes	—	(1,637)	—	(1,637)

Net income (loss)	272,729	(515,367)	—	(242,638)
(1)

The elimination mainly consists of revenues and expenses generated from services among BIGO and All other segments, and interest income and interest expenses generated from the loan between BIGO and All other segments.

(2)	Share-based compensation was allocated in cost of revenues and operating expenses as follows:

33.  Segment Reporting (continued)

(a)The following table presents summary information by segment (continued):

	BIGO	All other	Total
	US$	US$	US$

Cost of revenues	716	1,004	1,720
Research and development expenses	6,394	6,014	12,408
Sales and marketing expenses	170	445	615
General and administrative expenses	781	7,676	8,457

33.  Segment Reporting (continued)

(a)The following table presents summary information by segment (continued):

For the year ended December 31, 2023:

	BIGO	All other	Elimination(1)	Total
	US$	US$	US$	US$

Net revenues
Live streaming	1,819,484	159,887	—	1,979,371
Others	104,836	185,002	(1,339)	288,499

Total net revenues	1,924,320	344,889	(1,339)	2,267,870

Cost of revenues(2)	(1,189,500)	(265,662)	320	(1,454,842)

Gross profit	734,820	79,227	(1,019)	813,028

Operating expenses(2)
Research and development expenses	(163,634)	(132,635)	766	(295,503)
Sales and marketing expenses	(295,395)	(74,260)	78	(369,577)
General and administrative expenses	(52,906)	(69,930)	175	(122,661)

Total operating expenses	(511,935)	(276,825)	1,019	(787,741)

Loss on deconsolidation and disposal of subsidiaries	—	(6,177)	—	(6,177)
Other income	7,240	2,465	—	9,705

Operating income (loss)	230,125	(201,310)	—	28,815

Interest expense	(6,761)	(8,759)	5,100	(10,420)
Interest income and investment income	43,518	146,794	(5,100)	185,212
Foreign currency exchange losses, net	(174)	(2,732)	—	(2,906)
Gain on disposal and deemed disposal of investments	—	74,851	—	74,851
(Loss) gain on fair value changes of investment	(400)	12,825	—	12,425

Income before income tax expenses	266,308	21,669	—	287,977

Income tax expenses	(17,007)	(1,849)	—	(18,856)

Income before share of income in equity method investments, net of income taxes	249,301	19,820	—	269,121

Share of income in equity method investments, net of income taxes	—	3,297	—	3,297

Net income	249,301	23,117	—	272,418
(1)

The elimination mainly consists of revenues and expenses generated from services among BIGO and All other segments, and interest income and interest expenses generated from the loan between BIGO and All other segments.

(2)	Share-based compensation was allocated in cost of revenues and operating expenses as follows:

33.  Segment Reporting (continued)

(a)The following table presents summary information by segment (continued):

	BIGO	All other	Total
	US$	US$	US$

Cost of revenues	1,958	1,617	3,575
Research and development expenses	8,967	10,448	19,415
Sales and marketing expenses	341	456	797
General and administrative expenses	1,829	6,363	8,192

33.  Segment Reporting (continued)

(a)The following table presents summary information by segment (continued):

For the year ended December 31, 2022:

	BIGO	All other	Elimination(1)	Total
	US$	US$	US$	US$

Net revenues
Live streaming	1,905,045	320,473	—	2,225,518
Others	91,976	94,267	(245)	185,998

Total net revenues	1,997,021	414,740	(245)	2,411,516

Cost of revenues(2)	(1,249,361)	(310,272)	245	(1,559,388)

Gross profit	747,660	104,468	—	852,128
Operating expenses(2)
Research and development expenses	(168,148)	(93,659)	—	(261,807)
Sales and marketing expenses	(311,545)	(88,890)	—	(400,435)
General and administrative expenses	(60,843)	(80,983)	—	(141,826)
Goodwill impairment	—	(14,830)	—	(14,830)

Total operating expenses	(540,536)	(278,362)	—	(818,898)

Other income	12,944	4,561	—	17,505

Operating income (loss)	220,068	(169,333)	—	50,735

Interest expense	(4,458)	(11,922)	3,610	(12,770)
Interest income and investment income	9,592	87,166	(3,610)	93,148
Foreign currency exchange gain (losses), net	13,120	(1,454)	—	11,666
Gain on disposal and deemed disposal of investments	—	4,113	—	4,113
Gain on fair value changes of investment	1,979	422,325	—	424,304
Gain on extinguishment of debt and derivative	—	63,378	—	63,378

Income before income tax expenses	240,301	394,273	—	634,574

Income tax expense	(14,433)	(20,142)	—	(34,575)

Income before share of loss in equity method investments, net of income taxes	225,868	374,131	—	599,999

Share of loss in equity method investments, net of income taxes	—	(498,431)	—	(498,431)

Net income (loss)	225,868	(124,300)	—	101,568
(1)	The elimination mainly consists of interest income and interest expenses generated from the loan between BIGO and All other segments.
(2)	Share-based compensation was allocated in cost of revenues and operating expenses as follows:

33. Segment Reporting (continued)

(a)	The following table presents summary information by segment (continued):

	BIGO	All other	Total
	US$	US$	US$

Cost of revenues	3,341	4,844	8,185
Research and development expenses	14,012	11,158	25,170
Sales and marketing expenses	234	543	777
General and administrative expenses	4,416	5,548	9,964

(b)	The following tables set forth revenues and long - lived assets, net for the Company’s geographic operations:

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Revenues:
Developed countries and regions	866,107	968,225	1,206,679
Middle East	514,992	441,277	317,848
Mainland China	473,941	347,825	233,578
Southeast Asia and others	556,476	510,543	479,683

Developed countries and region mainly included the United States of America, Singapore, Japan, South Korea and Great Britain. Middle East mainly included Saudi Arabia and other countries located in the region, and Southeast Asia and others mainly included Indonesia, Vietnam and rest of the world.

	As of December 31,
	2023	2024
	US$	US$
Long - lived assets, net:
Mainland China	705,589	770,349
Singapore	7,912	13,041
Others	23,422	39,905